Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Fair Value Measurement

18.  Fair Value Measurement

(a)  Assets and liabilities measured at fair value on a recurring basis

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2023 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2023	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	1,769,822	—	1,769,822	—

Liabilities
Contingent consideration payables for acquisitions (current)	20,741	—	—	20,741
Contingent consideration payables for acquisitions (non-current)	112,902	—	—	112,902

18.  Fair Value Measurement (Continued)

(a)  Assets and liabilities measured at fair value on a recurring basis (Continued)

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2022 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2022	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	787,259	—	787,259	—

Liabilities
Contingent consideration payables for acquisitions (non-current)	38,940	—	—	38,940
Contingent consideration payables for acquisitions (non-current)	74,618	—	—	74,618

Short-term investments

As of December 31, 2022 and 2023, the Group’s short-term investments consisted of wealth management products and structured deposits, the rates of interest under these investments were determined based on quoted rate of return provided by financial institutions at the end of each year. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

Contingent consideration payables for acquisitions

The Group’s estimated liability for contingent consideration payables for our acquisitions measured at fair (see Note (22)). The contingent consideration payables are included in other current liabilities and other non-current liabilities on the consolidated balance sheets. The Group estimated the fair value of contingent consideration payables using an expected cash flow method with unobservable inputs of probabilities of successful achievements of certain specified conditions post- acquisition, and accordingly the Group classifies the valuation techniques that use these inputs as Level 3. For years ended December 31, 2021, 2022 and 2023, the Group recognized a loss of RMB4.0 million, RMB31.5 million and RMB5.2 million of fair value changes for the contingent consideration payables and recorded in fair value change of financial instruments in the statement of operations and comprehensive loss, respectively.

Other financial instruments

Trade receivables, amounts due from/to related parties and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable and accrued liabilities and other payables are financial liabilities with carrying values that approximate fair value due to their short-term nature.

(b)  Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures the equity investment accounted for using the equity method at fair value on a non-recurring basis only if an impairment charge was to be recognized. The equity investment accounted for using the measurement alternative is generally not categorized in the fair value hierarchy. As of December 31, 2022, the equity investment was measured using significant unobservable inputs (Level 3) and written down from its carrying value to fair value, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee company, with impairment charges incurred and recorded in earnings for the year ended December 31, 2022. And no measurement event occurred during the year ended December 31, 2023.The equity securities without readily determinable fair value were nil and RMB44.6 million as of December 31, 2022 and 2023. The Group recognized impairment charges of nil, RMB20.9 million and nil for the equity investment for the years ended December 31, 2021, 2022 and 2023, respectively.

18.  Fair Value Measurement (Continued)

(b)  Assets and liabilities measured at fair value on a nonrecurring basis (Continued)

The Group’s other non-financial assets, such as intangible asset, goodwill, fixed assets and operating lease assets, are measured at fair value only if they are determined to be impaired. The inputs used to measure the estimated fair value of such assets are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs used. No impairment charges of these assets arising from our acquisitions was recognized for the years ended December 31, 2021, 2022 and 2023.